Other Accrued Liabilities (Warranty Liability Rollforward) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Reconciliation of the changes in product warranty liability
Balance at the beginning of the period	$ 7,429	$ 8,158
Payments made	(5,397)	(3,699)
Warranties issued	5,879	3,059
Warranties assumed in acquisition	678
Changes related to preexisting warranties	22	(89)
Balance at the end of period	$ 8,611	$ 7,429